Share Capital (Schedule of Options Outstanding by Exercise Price Range) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
$5.22-$6.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower	$ 5.22
Exercise Price, Upper	$ 6.85
Number outstanding	726
Weighted average remaining contractual life (years)	4 years 7 months 20 days
Weighted average exercise price	$ 4.19
Number Exercisable	423
Weighted Average Exercise price	$ 5.24
$7.69-$8.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower	$ 7.69
Exercise Price, Upper	$ 8.95
Number outstanding	446
Weighted average remaining contractual life (years)	6 years 1 month 24 days
Weighted average exercise price	$ 8.06
Number Exercisable
Weighted Average Exercise price